Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000249323
Shareholder Report [Line Items]
Fund Name	Stratified LargeCap Index ETF
Trading Symbol	SSPY
Security Exchange Name	NYSEArca
Additional Information Phone Number	866-972-4492
Additional Information Website	https://stratifiedfunds.com/investor-materials/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stratified LargeCap Index ETF	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Stratified LargeCap Index ETF (ticker: SSPY) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index (the "Index"). As of December 31, 2025, the Fund returned 12.96% at net asset value ("NAV") while the Index returned 13.51% as compared to the Equal Weight S&P 500 Index return of 11.43% and the S&P 500 Index return of 17.88%.

The primary detractor to the Fund's performance compared to the S&P 500 Index was the Index's underweight positions to certain technology companies that outperformed dramatically during the period. Specifically, the “Magnificent Seven” stocks (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA and Tesla), all technology companies, contributed to more than half of the S&P 500 Index's growth in 2025 because of their combined weighting of 34% in the S&P 500 Index versus a total technology sector weighting of 16.10% in the Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	Stratified LargeCap Index ETF - NAV	S&P 500® Index	Syntax Stratified LargeCap Index
01/01/15	$10,000	$10,000	$10,000
12/31/15	$9,855	$10,138	$9,934
12/31/16	$11,246	$11,351	$11,296
12/31/17	$13,462	$13,829	$13,569
12/31/18	$12,578	$13,223	$12,696
12/31/19	$16,216	$17,386	$16,421
12/31/20	$18,194	$20,585	$18,453
12/31/21	$23,424	$26,494	$23,849
12/31/22	$21,311	$21,696	$21,752
12/31/23	$24,223	$27,399	$24,809
12/31/24	$27,408	$34,254	$28,205
12/31/25	$30,960	$40,379	$32,014

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Stratified LargeCap Index ETF - NAV	12.96%	11.22%	12.13%
S&P 500® Index	17.88%	14.42%	14.82%
Syntax Stratified LargeCap Index	13.51%	11.65%	12.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 115,765,462
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 496,904
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$115,765,462
Number of Portfolio Holdings	505
Total Advisory Fee Paid	$496,904
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	3.0%
Real Estate	3.4%
Utilities	6.3%
Energy	6.4%
Communications	7.5%
Financials	9.8%
Industrials	10.3%
Health Care	12.2%
Consumer Staples	12.8%
Consumer Discretionary	13.1%
Technology	15.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Capital One Financial Corporation	1.1%
Synchrony Financial	1.0%
Chevron Corporation	0.8%
Exxon Mobil Corporation	0.8%
Sysco Corporation	0.8%
Ross Stores, Inc.	0.8%
Kroger Company (The)	0.8%
TJX Companies, Inc. (The)	0.8%
Costco Wholesale Corporation	0.8%
Walmart, Inc.	0.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000249322
Shareholder Report [Line Items]
Fund Name	Stratified LargeCap Hedged ETF
Trading Symbol	SHUS
Security Exchange Name	NYSEArca
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-972-4492
Additional Information Website	https://stratifiedfunds.com/investor-materials/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stratified LargeCap Hedged ETF	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Stratified LargeCap Hedged ETF (ticker: SHUS) seeks to obtain capital growth by investing in a portfolio of equity securities that tracks the Syntax Stratified LargeCap Index (the “Index”) while also employing risk management strategies to limit downside risk and generate additional returns. As of December 31, 2025, the Fund returned 9.84% at net asset value ("NAV") while the Index returned 13.51% as compared to the Equal Weight S&P 500 Index return of 11.43% and the S&P 500 Index return of 17.88%.

The primary detractor to the Fund's performance as compared to the S&P 500 Index was the Index's underweight positions to certain technology companies that outperformed dramatically during the period. Specifically, the “Magnificent Seven” stocks (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA and Tesla), all technology companies, contributed to more than half of the S&P 500 Index’s growth in 2025 because of their combined weighting of 34% in the S&P 500 Index. An additional contributor to underperformance was the cost of the options used to implement the Fund's hedging strategy. While the Fund is expected to underperform the broad equity markets in strong up markets, such as that experienced during the period, the Fund should have lower volatility in declining markets due to its hedging strategy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	Stratified LargeCap Hedged ETF - NAV	S&P 500® Index
Jun-2021	$10,000	$10,000
Dec-2021	$10,354	$11,305
Dec-2022	$9,989	$9,258
Dec-2023	$10,602	$11,691
Dec-2024	$11,125	$14,617
Dec-2025	$12,219	$17,230

Average Annual Return [Table Text Block]
	1 Year	Since Inception (June 15, 2021)
Stratified LargeCap Hedged ETF - NAV	9.84%	4.51%
S&P 500® Index	17.88%	12.72%

Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 23,203,381
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 166,598
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$23,203,381
Number of Portfolio Holdings	3
Total Advisory Fee Paid	$166,598
Portfolio Turnover Rate	106%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Index Options	0.4%
Equity	99.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Stratified LargeCap Index ETF	99.4%
S&P 500 Index Purchased Put Option, Expiration: 3/20/26, Strike $6,130	0.6%
S&P 500 Index Written Put Option, Expiration: 3/20/2026, Strike $5,450	-0.2%